Annual Total Returns [BarChart] - AB International Value Fund - Class A	Feb. 26, 2021
Bar Chart Table:
Annual Return 2011	(20.20%)
Annual Return 2012	14.20%
Annual Return 2013	22.06%
Annual Return 2014	(6.56%)
Annual Return 2015	2.52%
Annual Return 2016	(0.97%)
Annual Return 2017	24.83%
Annual Return 2018	(23.17%)
Annual Return 2019	16.48%
Annual Return 2020	2.02%